Liquidity (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Liquidity
Net cash outflow from operating activities	$ (1,141,678)	$ 793,965	$ (394,542)
Working Capital	2,565,731
Cash	$ 159,299			$ 1,042,230